1. Organization and Business Operations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016	Dec. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Cash	$ 988,535		$ 988,535		$ 1,297		$ 54,034		$ 32,570
Retained deficit	(5,089,764)		(5,089,764)		(3,522,655)		(2,674,795)
Net loss	$ (974,886)	$ (12,770)	$ (1,567,109)	$ (312,109)	(847,860)	$ (847,860)	$ (941,330)	$ (941,330)
Cash used in operations					$ 246,796
Movie Star News Organization Date					Aug. 29, 2012
Global Photo LLC Organization Date					Jan. 24, 2011
Capital Art LLC Organization Date					Jul. 24, 2015
Capital Art, Inc. Incorporation Date					Apr. 26, 2007